Authorizations payable (Details 1) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Total	R$ 1,165,705
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	375,203
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	52,296
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	52,296
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	52,296
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	52,296
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	52,296
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Total	52,296
Later than seven years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 476,726